INTANGIBLES AND OTHER ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles and Other Assets
The following table summarizes intangibles and other assets:

	March 31,	December 31,
(Dollars in millions)	2015	2014
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $9 million on March 31, 2015, and on December 31, 2014	$34	$4
Unamortizable intangible assets:
Trademarks	10	10
Other assets:
Financing costs, net of accumulated amortization of $20 million on March 31, 2015, and $19 million on December 31, 2014	22	23
Deferred major repair	17	21
Replacement parts, net	6	3
Loan to affiliate	23	23
Restricted cash	3	3
Other	23	7
Total other assets	94	80
Intangibles and other assets	$138	$94

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2014	2013
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.8 million on December 31, 2014, and $8.2 million on December 31, 2013	$4,520	$5,120
Patents, net of accumulated amortization of $0.9 million on December 31, 2014, and on December 31, 2013	181	296
Total amortizable intangible assets	4,701	5,416
Unamortizable intangible assets:
Trademarks	9,880	16,180
Other assets:
Financing costs, net of accumulated amortization of $18.8 million on December 31, 2014, and $13.6 million on December 31, 2013	23,118	28,761
Deferred major repair	21,118	16,218
Replacement parts, net	2,838	3,465
Loan to affiliate	23,305	23,305
Restricted cash	2,603	4,946
Other	6,934	6,469
Total other assets	79,916	83,164
Intangibles and other assets	$94,497	$104,760

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in millions)
2015	$2
2016	2
2017	2
2018	2
2019	2
The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2015	$615
2016	567
2017	400
2018	300
2019	300